LEASES - Components of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of lease cost
Finance lease cost:- Amortization of right-of-use assets	¥ 587,813	¥ 619,675	¥ 546,437
Finance lease cost:- Interest on lease liabilities	613,909	632,183	592,835
Operating lease cost	406,620	402,514	313,752
Short-term lease cost	54,590	44,873	23,715
Variable lease cost (Note)	(4,835)	(47,729)	(786)
Total lease cost	1,658,097	1,651,516	1,475,953
Lease concessions granted		45,291
Variable lease cost (credit) recognized for certain finance leases with floating interest rate	¥ 4,835	¥ 2,438	¥ 786